Real Estate Subject to Finance Obligation	12 Months Ended
Dec. 31, 2011
Real Estate Subject to Finance Obligation.
Real Estate Subject to Finance Obligation

(10) Real Estate Subject to Finance Obligation

        The Company leases certain of its treatment centers (facility) and other properties from partnerships which are majority-owned by related parties (related-party lessor). The related-party lessor constructs the facilities in accordance with the Company's plans and specifications and subsequently leases the facility to the Company. Due to the related-party relationship, the Company is considered the owner of the facility during the construction period pursuant to the provisions of ASC 840-40, Sale-Leaseback Transactions. In accordance with ASC 840-40, the Company records a construction-in-progress asset for the facility with a corresponding finance obligation during the construction period. Certain related parties guarantee the debt of the related-party lessor, which is considered to be continuing involvement pursuant to ASC 840-40. Accordingly, these leases do not qualify as a normal sale-leaseback at the time that construction is complete and the facility is leased to the Company. As a result, the costs to construct the facilities and the related finance obligation remain on the Company's consolidated balance sheets when construction is completed. The construction costs are included in real estate subject to finance obligation in the accompanying consolidated balance sheets. The finance obligation is amortized over the lease during the construction period term based on the payments designated in the lease agreements with a portion of the payment representing a free ground lease recorded in rent expense. The assets classified as real estate subject to finance obligation are amortized on a straight-line basis over their useful lives.

        In some cases, the related-party lessor will purchase a facility during the Company's acquisition of a business and lease the facility to the Company. These transactions also are within the scope of ASC 840-40. Certain related parties guarantee the debt of the related-party lessor, which is considered to be continuing involvement pursuant to ASC 840-40. Accordingly, these leases do not qualify as normal sale-leaseback. As a result, the cost of the facility, including land and the related finance obligation are recorded on the Company's consolidated balance sheets. The cost of the facility, including land, is included in real estate subject to finance obligation in the accompanying consolidated balance sheets. The finance obligation is amortized over the lease term based on the payments designated in the lease agreements and the Real Estate Subject to Finance Obligation are amortized on a straight-line basis over their useful lives.

        As of March 31, 2010, the related party lessors completed the refinancing of certain of their respective mortgages to remove the personal guarantees of the debt related thereto. As a result, of the refinancing of the landlords' mortgages on these respective properties the Company derecognized approximately $64.8 million in real estate subject to finance obligation, $67.7 million in finance obligation and recorded approximately $2.9 million of deferred gains that will be amortized as a reduction of rent expense over 15 years. In addition, the Company entered into a new master lease arrangement with the related party lessors on 28 properties. The initial term of the master lease is 15 years with four 5 year renewal options. Annual payments, including executory costs, total approximately $13.4 million pursuant to the master lease. The lease payments are scheduled to increase annually based on increases in the consumer price index. Subsequent to March 31, 2010 the related party lessors removed the personal guarantees of the debt related to two additional properties. As a result, the Company in 2010 derecognized approximately $4.4 million in real estate subject to finance obligation, $4.5 million in finance obligation. During 2011 the related party lessors completed construction of 2 properties. Upon completion we entered into a new master lease arrangement with the related party lessors for these 2 properties as well as an existing property under lease. The initial term of the new master lease arrangement is 15 years with four 5 year renewal options. Annual payments, including executory costs, total approximately $0.7 million pursuant to the master lease. The lease payments are scheduled to increase annually based on increases in the consumer price index.

        The net book values of real estate subject to finance obligation are summarized as follows:

	December 31,
(in thousands):	2011	2010
Land	$337	$39
Leasehold Improvements	10,435	7,750
Construction-in-progress	3,825	945
Accumulated depreciation	(878)	(634)

	$13,719	$8,100

        Depreciation expense relating to real estate subject to finance obligation is classified in depreciation and amortization in the accompanying consolidated statements of comprehensive loss.

        Future payments of the finance obligation as of December 31, 2011, are as follows:

(in thousands):	Finance Obligation
2012	$1,264
2013	1,410
2014	1,427
2015	1,444
2016	1,444
Thereafter	11,064

$18,053
Less: amounts representing ground lease	(756)
Less: amounts representing interest	(12,505)
Finance obligation balance at end of lease term	9,474

Finance obligation	$14,266
Less: amount representing current portion	(161)

Finance obligation, less current portion	$14,105

        Interest expense relating to the finance obligation was approximately $0.8 million, $2.3 million, and $6.6 million for the years ended December 31, 2011, 2010 and 2009, respectively. Facility rent expense relating to real estate subject to finance obligation was approximately $1.0 million, $0.6 million, and $2.1 million for the years ended December 31, 2011, 2010 and 2009, respectively.